Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation
Schedule of fair value assumption of each option granted

	For the year ended December 31,
	2018	2019	2020
Expected volatility	47.40%-50.18%	46.54%-47.29%	47.00%-55.00%
Expected dividends yield	0%	0%	0%
Expected multiples	2.2-2.8	2.2	2.2-2.8
Risk-free interest rate	2.59%-2.93%	1.77%-2.70%	0.62%-1.77%
Expected term (in years)	10	10	10
Fair value of underlying ordinary share (USD)	4.71-10.19	12.32-12.43	12.98-16.13

Schedule of company's options activities

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	options	exercise price	contractual life	Intrinsic Value
	(in thousands)	US$	Years	US$
				(in thousands)
Outstanding as of January 1, 2018	2,795	0.1	1.43	7,710
Granted	2,635	0.1
Forfeited	(1,139)	0.1
Outstanding as of December 31, 2018	4,291	0.1	8.17	43,312
Outstanding as of January 1, 2019	4,291	0.1	8.17	43,312
Granted	1,660	0.1
Exercised	(2,008)	0.1		31,456
Forfeited	(447)	0.1
Outstanding as of 31, 2019	3,496	0.1	8.55	55,188
Outstanding as of January 1, 2020	3,496	0.1	8.55	55,188
Granted	2,665	0.1
Exercised	(1,090)	0.1		15,148
Forfeited	(545)	0.1
Outstanding as of December 31, 2020	4,526	0.1	8.60	66,255
Vested and exercisable as of December 31, 2018	1,321	0.1	6.35	13,333
Vested and exercisable as of December 31, 2019	619	0.1	7.23	9,772
Vested and exercisable as of December 31, 2020	557	0.1	7.44	8,156